                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21140
                                    ---------
                          FORTRESS INVESTMENT TRUST II
                          ----------------------------
               (Exact name of registrant as specified in charter)

1251 Avenue Of The Americas, 16th Floor, New York, NY                     10020
--------------------------------------------------------------------------------
         (Address of principal executive offices)                    (Zip code)

Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
----------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 798-6100
                                                     --------------
Date of fiscal year end:  December 31
                          -----------
Date Of Reporting Period:  December 31, 2003
                           -----------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FORTRESS INVESTMENT TRUST II

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                                      PAGE
                                                                                      ----
REPORT OF INDEPENDENT AUDITORS .....................................................     1

FINANCIAL STATEMENTS:

    Statement of Assets and Liabilities at December 31, 2003 .......................     2

    Schedule of Investments at December 31, 2003 ...................................     3

    Notes to Schedule of Investments ...............................................     5

    Statement of Operations for the Year Ended December 31, 2003 and Financial
    Highlights for the Year Ended December 31, 2003 and for the period from
    July 2, 2002 (commencement of operations) through December 31, 2002 ............     6

    Statement of Cash Flows for the Year Ended December 31, 2003 ...................     7

    Statements of Changes in Net Assets for the Year Ended December 31, 2003
    and the period from July 2, 2002 (commencement of operations)
    through December 31, 2002 ......................................................     8

    Notes to Financial Statements ..................................................     9

                         REPORT OF INDEPENDENT AUDITORS

To the Members and Trustees of
Fortress Investment Trust II

We have audited the accompanying statement of assets and liabilities of Fortress Investment Trust II (the "Company"), including the schedule of investments, as of December 31, 2003, and the related statements of operations and cash flows for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and the period from July 2, 2002 (commencement of operations) to December 31, 2002. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of investment ownership as of December 31, 2003. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fortress Investment Trust II at December 31, 2003, the results of its operations and its cash flows for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and the period from July 2, 2002 to December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                      /s/ Ernst & Young LLP


February 27, 2004
New York, New York

FORTRESS INVESTMENT TRUST II

STATEMENT OF ASSETS AND LIABILITIES
(dollar amounts in thousands)

                                                                              December 31, 2003
                                                                              -----------------
ASSETS
         Investments in controlled affiliates, at fair value (cost $502,655)     $ 504,163
         Cash and cash equivalents                                                  30,526
         Dividends receivable from controlled affiliates                            36,280
         Other assets                                                                1,399
                                                                                 ---------
                                                                                   572,368
                                                                                 ---------
LIABILITIES
         Credit facility                                                           227,650
         Payable for net operating subsidiary obligations                            1,553
         Interest payable                                                              404
         Other liabilities                                                           8,075
         Preferred equity (mandatory redeemable)                                       265
                                                                                 ---------
                                                                                   237,947
                                                                                 ---------
Commitments and contingencies                                                           --
                                                                                 ---------
NET ASSETS                                                                       $ 334,421
                                                                                 =========
NET ASSETS CONSISTS OF:
         Capital paid in                                                         $ 403,872
         Capital distributed                                                       (85,241)
         Undistributed net investment income                                        18,860
         Undistributed net realized capital gains                                   14,936
         Accumulated equity in loss of operating subsidiary                        (19,513)
         Accumulated net unrealized gain                                             1,507
                                                                                 ---------
                                                                                 $ 334,421
                                                                                 =========

See notes to financial statements.

FORTRESS INVESTMENT TRUST II

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                                                      NUMBER OF
                                                                                       SHARES,      DIVIDENDS,
                             % OF                                                     PRINCIPAL/    INTEREST &
                           CONTROLLED   COST     NAME OF ISSUE OR NATURE OF            NOTIONAL      REALIZED
                           AFFILIATE   (C) (D)   INDEBTEDNESS HELD BY                   AMOUNT        GAINS       FAIR VALUE
CONTROLLED AFFILIATE (A)     OWNED     (000s)    CONTROLLED AFFILIATE                   (000s)        (000s)         (000s)
------------------------     -----     ------    --------------------                   ------        ------         ------
FIT Capital Trading LLC        100%   $    182   U.S. Government treasury
                                                 securities                            $ 425,058     $      -      $ 425,058
                                                 Repurchase agreement;
                                                 1.15% interest; repaid January 2004   $(424,935)           -       (424,935)

RESG Acquisition LLC          89.7%     39,686   RESG MIDL Corp. Common Stock                  1       32,075         39,686

IVY TWR LLC                    100%      1,618   SBAC Communications 10.25%
                                                 Senior Notes due February 2009 (f)            -       52,171              -
                                                 SBAC Communications 12% Senior
                                                 Discount Notes due March 2008         $   2,910       35,085          3,216
FIT HUD Acquisition LLC        100%     16,063   Portfolio of non-performing
                                                 mortgage loans secured by assisted
                                                 living facilities and
                                                 originated by the US Department
                                                 of Housing and Urban Development;
                                                 7.4%; due 2039                        $  10,299        8,663          4,465
                                                 Three assisted living facilities              -            -         11,598

PRT PSA LLC                    100%          -   Prime Retail Inc. 10.5%
                                                 Cumulative Series A
                                                 Preferred Stock (f)                           -        2,360              -
FIT Outsource LLC              100%          -   Outsourcing Solutions Inc.
                                                 Term Loan and Revolver (f)                    -          140              -
FIT Pinn BL LLC                100%      2,036   Pinnacle Towers Inc. Discounted
                                                 Secured Notes; LIBOR + 4.5%;
                                                 due October 2005                      $   8,341          969          7,137
                                                 Greenwich Capital repo
                                                 financing; LIBOR + 2.0%;
                                                 repaid February 2004                  $  (5,188)           -         (5,101)

FIT DVI LLC                    100%     18,185   Secured debt of DVI Receivables
                                                 Inc.; 3.6%, due September 2010        $  21,750          218         18,556

Green Tree MH
 Investment LLC              53.57%   $ 38,748   74.67% of direct and indirect
                                                 ownership in MH units in Green
                                                 Tree Investment Holdings II LLC               -       19,178         38,748
                                        88,502   Note receivable; 12.00%; due
                                                 June 2013                             $  88,502        5,612         88,502

Green Tree HE/HI
 Investment LLC              53.57%     73,310   74.67% of direct and indirect
                                                 ownership in HE/HI units in
                                                 Green Tree Investment Holdings
                                                 II LLC                                        -        8,092         73,310
                                           960   Note receivable; 17.00%;
                                                 due June 2009                         $     960          105            960

Green Tree Residual
 Investment LLC              40.01%          -   100% of direct and indirect
                                                 ownership in residual units in
                                                 Green Tree Investment Holdings
                                                 II LLC                                        -            -              -
                                           960   Note receivable; 17.00%; due
                                                 June 2009                             $     960           41            960
Green Tree Investment
 Holdings III LLC            40.01%      7,027   100% of direct ownership
                                                 interest in insurance brokerage
                                                 business                                      -            -          7,027
                                        38,016   Note receivable; 14.00%; due
                                                 June 2013                             $  38,016        2,800         38,016

Continued on Page 4

See notes to schedule of investments and financial statements.

FORTRESS INVESTMENT TRUST II

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                                                      NUMBER OF
                                                                                       SHARES,      DIVIDENDS,
                             % OF                                                     PRINCIPAL/    INTEREST &
                           CONTROLLED   COST     NAME OF ISSUE OR NATURE OF           NOTIONAL      REALIZED
                           AFFILIATE   (C) (D)   INDEBTEDNESS HELD BY                   AMOUNT        GAINS       FAIR VALUE
CONTROLLED AFFILIATE (A)     OWNED     (000s)    CONTROLLED AFFILIATE                   (000s)        (000s)         (000s)
------------------------     -----     ------    --------------------                   ------        ------         ------
FPS DIP LLC                    100%          -   Debtor-in-possession
                                                 financing (f)                                 -        1,204              -
FIT ALT Investor LLC           100%     64,871   Loan to FEBC-ALT Investors,
                                                 LLC; 15.00%; due December 2008        $  15,000            -         15,000
                                                 Class A preferred membership
                                                 interest in FEBC-ALT Investors,
                                                 LLC                                   $  49,000            -         50,598
FIT ALT SNH Loan LLC            50%        208   Miscellaneous receivable                      -           60            208
Harbour Acquisition LP         100%     89,579   Term loan to WCM BET
                                                 EILIGUNGS-UND GRUNDBESITZ AG;
                                                 5.5%; due March 2004                     33,113            -          34,058
                                                 Term loan to SIRIUS BET
                                                 EILIGUNGSGESELLSCHAFT MBM;
                                                 EURIBOR +1.0%; due May 2005              62,388            -         60,183

                                                 Term loan to German
                                                 executive (f)                                 -        3,005              -
                                                 Foreign currency hedges (e)                   -            -         (5,251)
Fortress Cayman
 Partners                      100%     22,704   50% indirect ownership interest
                                                 in Simon Storage Group Ltd.                   -            -         24,159
                                                 Foreign currency hedges (e)                   -            -         (1,995)
                                      --------                                                       --------      ---------
 Total Investments (b)                $502,655                                                       $171,778      $ 504,163
                                      ========                                                       ========      =========

See notes to schedule of investments and financial statements.

FORTRESS INVESTMENT TRUST II

NOTES TO SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003


(a) An affiliated company is a company in which Fortress Investment Trust II ("FIT II") has ownership of at least 5% of the voting securities. These securities are restricted as to public resale and are not readily marketable. With the exception of short term investments, FIT II's controlled affiliates invest principally in real estate related assets.

(b) The United States Federal income tax basis of FIT II's investments at the end of the period was approximately $479.7 million and, accordingly, net unrealized appreciation for United States Federal income tax purposes was approximately $22.9 million (gross unrealized appreciation of $29.2 million and gross unrealized depreciation of $6.3 million).

(c)  Net of returns of capital.

(d) Purchases/fundings occurred throughout the period, except the Green Tree investments which occurred June 23, 2003, the FIT DVI LLC investment which occurred on August 19, 2003, the FIT ALT Investor LLC investment which occurred on December 4, 2003, the FIT ALT SNH Loan LLC investment which occurred on December 4, 2003, the Harbour Acquisition LP investment which occurred on December 2, 2003, and the Fortress Cayman Partners investment which occurred on October 21, 2003.

(e) The foreign currency hedges held by FIT II on behalf of its investments are comprised of the following:

      FORWARD CONTRACTS
      -----------------
  Notional                                                  Fair
  Amount                                      Maturity     Value
  (000's)                       Currency        Date       (000s)
  -------                       --------        ----       -------
Harbour Acquisition LP
   40,400,000                      EUR        3/3/2004      $ (2,613)
   40,300,000                      EUR        3/3/2004        (2,638)
                                                            --------
                                                            $ (5,251)
                                                            ========
Fortress Cayman Partners
     8,200,000                     GBP       1/23/2004      $ (1,002)
     8,200,000                     GBP       1/22/2004          (993)
                                                            --------
                                                            $ (1,995)
                                                            ========

(f) FIT II maintains an investment in its controlled affiliates; however, the issue or indebtedness held by the controlled affiliate has been settled.

See notes to financial statements.

FORTRESS INVESTMENT TRUST II

STATEMENT OF OPERATIONS AND FINANCIAL HIGHLIGHTS (dollar amounts in thousands, except per share data)

                                                     Year Ended
                                                 December 31, 2003
                                                 -----------------
Investment income:
Revenues
   Dividends from controlled affiliates                  $ 59,345
   Interest income from controlled affiliates              28,214
   Interest income - other                                      3
                                                        ---------
                                                           87,562
                                                        ---------
Expenses
   Advisory fees                                            1,672
   Interest expense                                         4,323
   Other expenses                                              26
                                                        ---------
                                                            6,021
                                                        ---------
Net investment income                                      81,541
Net realized gain from controlled affiliate
investments                                                84,219
Net unrealized gain on controlled affiliate
investments                                                 1,507
Net equity in loss of operating subsidiary                (14,331)
                                                        ---------
Net increase in net assets resulting from
operations                                              $ 152,936
                                                        =========

FINANCIAL HIGHLIGHTS
                                                      Year Ended   Period from July 2, 2002
Disclosure of certain ratios:                        December 31,    through December 31,
                                                          2003              2002
                                                     ------------  ------------------------
   Ratio of total expenses to average net assets           2.9%            17.0%*
   Ratio of net investment income to average net
   assets                                                 39.3%            53.9%*

   Portfolio turnover rate***                             75.0%           886.4%*
   Total return                                           99.9%             8.9%
Per share information:
   Net assets, beginning of period                   $    68.15          $  0.00
   Net investment income **                               81.54             6.10
   Net realized gain from controlled affiliate
   investments**                                          84.22             0.00
   Net unrealized gain on controlled affiliate
   investments**                                           1.51             0.00
   Net equity in loss of operating subsidiary**          (14.33)           (5.18)
                                                     ----------          -------
   Net increase in net assets resulting from
   operations**                                          152.94             0.92
   Contributions                                         336.63            67.23
   Distributions (includes tax return of capital
     distributions of $85.24 and $0.00,
     respectively)                                      (223.30)            0.00
                                                     ----------          -------
   Net assets, end of period                         $   334.42          $ 68.15
                                                     ==========          =======

* Annualized.

**Based on the weighted average number of shares outstanding during the period of 1,000,000.

***Rate is computed based on the purchases and sales of controlled affiliates.

See notes to financial statements.

FORTRESS INVESTMENT TRUST II

STATEMENT OF CASH FLOWS
(dollar amounts in thousands)

                                                                   Year Ended
                                                               December 31, 2003
                                                               -----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations              $ 152,936
Adjustments to reconcile net increase in net assets
   resulting from operations to net cash used in
   operating activities:
   Net equity in loss of operating subsidiary                        14,331
   Net unrealized gain on controlled affiliate investments           (1,507)
   Investments in controlled affiliates                            (462,177)
   Distributions from controlled affiliates                         155,367
   Change in:
     Dividends receivable from controlled affiliates                (33,012)
     Other assets                                                       992
     Payable for net operating subsidiary obligations               (12,866)
     Interest payable                                                   142
     Other liabilities                                                8,075
     Dividends payable                                                   (6)
                                                                  ---------
Net cash used in operating activities                              (177,725)
                                                                  ---------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Draws on credit facility                                         550,650
   Repayments of credit facility                                   (463,907)
   Capital contributions                                            336,637
   Capital distributions                                            (85,241)
   Distributions from net investment income                         (68,776)
   Distributions of realized gains                                  (69,283)
                                                                  ---------
Net cash provided by financing activities                           200,080
                                                                  ---------
NET INCREASE IN CASH AND CASH EQUIVALENTS                            22,355

CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                        8,171
                                                                  ---------
CASH AND CASH EQUIVALENTS, END OF PERIOD                          $  30,526
                                                                  =========
CASH PAID DURING THE PERIOD FOR INTEREST EXPENSE                  $   4,181
                                                                  =========

See notes to financial statements.

FORTRESS INVESTMENT TRUST II

STATEMENTS OF CHANGES IN NET ASSETS
(dollar amounts in thousands)

                                                                                   Period from July 2, 2002
                                                                                      (Commencement of
                                                                   Year Ended        Operations) Through
                                                                December 31, 2003     December 31, 2002
                                                                -----------------     -----------------
Increase (decrease) in net assets resulting from operations
   Net investment income                                           $  81,541              $   6,096
   Net realized and unrealized gain on controlled affiliate
   investments                                                        85,726                     --
   Net equity in loss of operating subsidiary                        (14,331)                (5,182)
                                                                   ---------              ---------
Net increase in net assets resulting from operations                 152,936                    914
Capital contributions                                                336,637                 67,234
Capital distributions                                                (85,241)
Distributions from net investment income                             (68,776)                    --
Distributions of realized gains                                      (69,283)                    --
                                                                   ---------              ---------
Net increase in net assets                                           266,273                 68,148
Net assets, beginning of period                                       68,148                     --
                                                                   ---------              ---------
Net assets, end of period                                          $ 334,421              $  68,148
                                                                   =========              =========
Undistributed net investment income                                $  18,860              $   6,096
                                                                   =========              =========

See notes to financial statements.

FORTRESS INVESTMENT TRUST II

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

1.    ORGANIZATION

      Fortress Investment Trust II (together with its subsidiaries,"FIT II") was formed on July 3, 2002 as a Delaware business trust, and operates as a closed-end, non-diversified registered management investment company ("RIC") under the Investment Company Act of 1940 (the "Act"). FIT II principally invests in real estate-related debt and equity securities. The sole substantive investors in FIT II are Fortress Investment Fund II LLC ("Fund II"), 95.9%, and FABP, LP ("FABP"), 4.1%.

      Fund II has total committed capital from investors of $1,199.2 million and FABP has total committed capital from investors of $50.8 million (collectively, the "Capital Commitment"). Such commitments are available for all Fund II and FABP business, respectively, including new investments, over the three years ending in February 2006. Subsequent to that date, the Capital Commitment may not be drawn to fund new investments, but is available to maintain the ongoing business of Fund II and FABP, respectively.

      The managing member of Fund II is Fortress Fund MM II LLC (the "Fund II Managing Member"). The Fund II Managing Member is owned by Fortress Investment Group LLC (the "Manager"). The Fund II Managing Member is entitled to an incentive return (the "Incentive Return") generally equal to 20% of Fund II's returns, as defined, subject to: 1) a 10% cumulative preferred return payable to Fund II's investors and 2) a clawback provision which requires amounts previously distributed as Incentive Return to be returned to Fund II if, upon liquidation of Fund II, the amounts ultimately distributed to each investor do not meet a 10% cumulative preferred return to the investors. Fund II is managed by the Manager pursuant to the Fund II Managing Member's operating agreement and a management agreement between the Manager and the Fund II Managing Member. An affiliate of the Manager has committed to contribute 1.5% of Fund II's and FABP's total committed capital. FABP is managed by the Manager under substantially the same terms as Fund II and FABP's operating agreement contains substantially the same terms as Fund II's, including the Incentive Return.

      During the year ended December 31, 2003, Fund II issued membership interests (in connection with capital calls) to 46 unaffiliated investors and to an affiliate of the Manager for net proceeds of approximately $336.8 million. The Manager's affiliate invested a total of approximately $4.8 million in Fund II related to these issuances. Fund II subsequently invested substantially all of these amounts in FIT II, net of management and administrative fees paid to the Manager (see Note 3). During the same period, FIT II distributed $214.2 million to Fund II, which was subsequently distributed to investors by Fund II. This included $17.4 million distributed to an affiliate of the Manager of which $14.6 million represented Incentive Return. As of December 31, 2003, Fund II had drawn, net of recallable capital distributions, $266.6 million of its committed capital.

FORTRESS INVESTMENT TRUST II

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

      During the year ended December 31, 2003, FABP issued membership interests (in connection with capital calls) to one unaffiliated investor and to an affiliate of the Manager for net proceeds of approximately $17.3 million. The Manager's affiliate invested a total of approximately $0.2 million in FABP related to these issuances. FABP subsequently invested substantially all of these amounts in FIT II, net of management and administrative fees paid to the Manager (see Note 3). During the same period, FIT II distributed $9.1 million to FABP, which was subsequently distributed to investors by FABP. This included $0.7 million distributed to an affiliate of the Manager of which approximately $0.6 million represented Incentive Return. As of December 31, 2003, FABP had drawn, net of recallable capital distributions, $11.3 million of its committed capital.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF ACCOUNTING - The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). As a RIC, FIT II reports its assets and liabilities at fair value, including its investments in subsidiaries. As a RIC, FIT II does not consolidate its majority-owned and controlled subsidiaries, except to the extent that such subsidiaries operate as investment companies. None of FIT II's subsidiaries operated as an investment company during the period. FIT II's operating subsidiary, Fortress Capital Finance LLC II ("FCF II"), is accounted for under the equity method and is included in Payable for Net Operating Subsidiary Obligations on the statement of assets and liabilities.

      Certain prior year amounts have been reclassified to conform to the current year presentation.

      USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      RISKS AND UNCERTAINTIES - In the normal course of business, FIT II may encounter primarily two significant types of economic risk: credit risk and market risk. Credit risk is the risk of default on FIT II's loans, securities and derivatives, as applicable, that results from a borrower's or derivative counterparty's inability or unwillingness to make required or expected payments. Market risk reflects changes in the value of investments in loans, securities or derivatives, as applicable, due to changes in interest rates or other market factors, including the value of the collateral underlying loans and the valuation of equity and debt securities held by FIT II. Management believes that the carrying values of its investments are reasonable, taking into consideration these risks along with estimated collateral values, payment histories and other borrower information, as well as its knowledge of the companies in which it has made equity investments. FIT II may also invest in the securities of companies located outside of the United States. FIT II's international operations, if any, are subject to the same risks associated with its United States operations as well as additional risks, such as fluctuations in foreign currency exchange rates, unexpected changes in regulatory requirements, heightened risk of political and economic instability, potential

FORTRESS INVESTMENT TRUST II

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

      adverse tax consequences and the burden of complying with foreign laws. Additionally, FIT II is subject to significant tax risks. If FIT II were to fail to qualify as a Regulated Investment Company in any taxable year, it would be subject to federal income tax on its taxable income at regular corporate rates, which could be material.

      SECURITY AND LOAN VALUATION - Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price, except for short positions and call options written, if any, for which the last quoted asked price is used. Short-term notes are stated at amortized cost, which approximates fair value. Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined in accordance with FIT II's valuation policies as approved by FIT II's board of trustees.

      Investments which are not publicly traded are carried at fair value. At acquisition, fair value approximates cost. Events that could change the reported amount include: further financing by the investee company, receipt of a bona fide offer by FIT II for its investment, obtaining an independent estimate of the value of its investment, significant changes in the financial position or operating results of the investee company, and sales in recent public or private transactions of the same or similar securities, among others.

      Investments in entities whose functional currency is other than the U.S. Dollar are valued based on the spot rate of their respective currency at the end of the respective reporting period. Purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. FRIT does not isolate that portion of the results of operations resulting from changes in foreign currency rates on investments from the fluctuations arising from changes in the fair value of the issue or indebtedness held.

      Due to the inherent uncertainty of valuations of investments without a public market, which constitutes substantially all of FIT II's investments, the estimates of value may differ from the values that are ultimately realized by FIT II, and the differences could be material. All other assets and liabilities are stated at cost, which approximates fair value.

      FEDERAL INCOME TAXES - No income taxes have been provided for in these financial statements as FIT II's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its members.

      DISTRIBUTIONS TO MEMBERS - Distributions to members are recorded on the ex-dividend date. The character of distributions made during the reporting period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to book/tax differences in the character of income and expense recognition.

FORTRESS INVESTMENT TRUST II

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

      During the year ended December 31, 2003, FIT II declared and paid aggregate distributions of $223.3 million to Fund II and FABP, which were, in turn, distributed to investors. Approximately $15.2 million of such distributions, in the aggregate, representing a portion of FIT II's taxable ordinary income and capital gains, was distributed as Incentive Return by Fund II and FABP. The tax character of these distributions is estimated as follows (in thousands):

Ordinary income               $ 68,776
Long-term capital gain          69,283
Return of capital               85,241
                              --------
                              $223,300
                              ========

      The difference between book basis net investment income, plus net realized gains from controlled affiliates, and the distributions made is primarily due to the return of capital associated with fully realized investments.

      SECURITY TRANSACTIONS AND REVENUE RECOGNITION - FIT II records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis, as are fixed rate preferred dividends. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective interest method.

      CASH AND CASH EQUIVALENTS - FIT II considers all highly liquid short-term investments with a maturity of 90 days or less when purchased to be cash equivalents. Substantially all of FIT II's amounts on deposit with major financial institutions exceed insured limits.

3.    MANAGEMENT AGREEMENT AND AFFILIATE TRANSACTIONS

      The Manager is paid annual fees by Fund II and FABP in exchange for advising them on various aspects of their business, formulating their investment strategies, arranging for the acquisition and disposition of assets, arranging for financing, monitoring performance, and managing their day-to-day operations. In addition, the Manager is reimbursed for various expenses incurred by the Manager on their behalf, including the costs of legal, accounting and other administrative activities.

      The management fee is calculated at an annual rate of 1.0% of Fund II's and FABP's Invested Capital (as defined) or total equity commitments during the Capital Commitment Period (as defined). The management fee decreases to 0.75% of Invested Capital in February 2007 and to 0.50% in February 2008. Furthermore, the Manager is paid an annual administrative fee on a graduated scale up to 0.5% of Fund II's and FABP's Invested Capital (as defined) or total equity commitments during the Capital Commitment Period (as defined), based on the size of each investor's capital commitment. The Manager's affiliate is not charged management or administrative fees for its investments in Fund II and FABP.

FORTRESS INVESTMENT TRUST II

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

      During the year ended December 31, 2003, the Manager earned $15.4 million of management and administrative fees, including fees from both Fund II and FABP, and gross of advisory fees (see below).

      Under an Investment Advisory Agreement between FIT II and FIG Advisors, LLC (the "Advisor"), FIT II has agreed to pay the Advisor an annual advisory fee (the "Advisory Fee") in an amount equal to 1.00% of the lesser of FIT II's (i) invested capital and (ii) average daily net assets ("NAV"), based on FIT II's invested capital or the daily NAV of its assets as of the first day of each semi-annual period for which the Advisory Fee is paid. During the year ended December 31, 2003, an Advisory Fee of $1.7 million was earned. The Advisory Fee is calculated and paid semi-annually in arrears. The Advisory Fee paid by FIT II to the Advisor was offset by the management fee otherwise payable by Fund II and FABP to the Manager on a dollar for dollar basis. The Advisor is an affiliate of the Manager.

      The Incentive Return, as described in Note 1, is payable on a Portfolio Investment (as defined) basis, as realized. Accordingly, an Incentive Return may be paid in connection with a particular investment if and when such investment generates proceeds in excess of the capital called with respect to such investment, plus a 10% cumulative preferred return thereon. If upon liquidation of Fund II and FABP the aggregate amount paid as Incentive Return exceeds the amount actually due (that is, amounts that should instead have been paid to Fund II's and FABP's investors) after taking into account the aggregate return to investors, the excess is required to be returned (that is "clawed back") to Fund II and FABP. From inception through December 31, 2003, approximately $15.2 million of Incentive Return was distributed, including Incentive Return payable from both Fund II and FABP, all of which is subject to clawback.

      Certain employees and affiliates of FIT II, Fund II and the Manager own $0.3 million of mandatorily redeemable preferred equity in FIT II which is entitled to preferred dividends at an annual rate of 10% with a liquidation preference of $0.3 million.

4.    COMMITMENTS AND CONTINGENCIES

      FINANCING ARRANGEMENT. FIT II has entered into a $300 million revolving credit agreement (the "Credit Agreement"), secured by the Capital Commitment. The Credit Agreement matures in April 2005 and bears interest at LIBOR + 0.95% (approximately 2.10% at December 31, 2003). Approximately $227.7 million was outstanding on the Credit Agreement at December 31, 2003. During the year ended December 31, 2003, the average balance outstanding was $139.2 million or $139.20 per share and the average interest rate paid was 2.10%.

      In addition, FIT II has posted a letter of credit in the amount of approximately $1.5 million through the Credit Agreement to secure certain obligations of subsidiaries of RESG Acquisition LLC to the seller of the portfolio.

FORTRESS INVESTMENT TRUST II

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

      GUARANTEE OF SUBSIDIARY'S OBLIGATIONS - In October 2003, FIT II entered into a General Agreement of Indemnity in connection with its investment in FIT CFN Holdings LLC ("CFN"). Under this agreement, if the approximately $6.0 million of surety bonds related to certain subsidiaries of CFN are drawn, FIT II, jointly and severally with Cerberus Partners L.P. and J.C. Flowers I LP, agreed to indemnify the surety from all liability, loss and expenses incurred on behalf of such subsidiaries. FIT II's maximum exposure under the arrangement is unknown. However, FIT II has not had prior claims or losses pursuant to the contract and expects the risk of loss to be remote. Utilizing the methodology in Financial Accounting Standards Board Interpretation ("FIN") No. 45, our estimate of the value of such agreement at December 31, 2003 is de minimis, and therefore an accrual has not been made in the financial statements.

      Simon Storage Group, Ltd (see Fortress Cayman Partners on FIT II's Schedule of Investments) has entered into a compensation arrangement with its management wherein such management would be entitled to a bonus ranging from GBP 1.3 million to GBP 1.8 million provided the investment achieves certain performance goals. FIT II has guaranteed the subsidiary's performance under this agreement. FIT II has not had prior claims or losses pursuant to the contract and expects the risk of loss to be remote. Utilizing the methodology in FIN No. 45, our estimate of the value of such agreement at December 31, 2003 is de minimis, and therefore an accrual has not been made in the financial statements.

      In February 2003, FIT II unconditionally guaranteed the full and punctual payment and performance by FIT Pinn BL LLC for one year under a repurchase agreement. In February 2004, this guarantee expired. No payments were made under this guarantee.

5.    OPERATING SUBSIDIARY (UNAUDITED)

      FIT II's operating subsidiary, FCF II, had operating results as follows:

                                  Year Ended
                               December 31, 2003
                               -----------------
Revenues                           $    171
Expenses                            (14,502)
                                   --------
Net Income                         $(14,331)
                                   ========
Net Assets at end of period        $ (1,552)
                                   ========

      The working capital requirements of FCF II are funded through contributions from FIT II.

FORTRESS INVESTMENT TRUST II

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

      FIT II's proforma financial highlights, as if FCF II revenues, expenses and net assets had been included, are as follows:

                                     Year Ended              Period from July 2, 2002 through
                                  December 31, 2003                   December 31, 2002
                                  -----------------         ----------------------------------
Ratio of total expenses to
average net assets                        9.9%                             65.3%*

Ratio of net investment income
to average net assets                    32.4%                              8.1%*

Portfolio turnover rate**                75.0%                            886.4%*

Total Return                             99.9%                              8.9%

* Annualized.

** Rate is computed based on the purchases and sales of controlled affiliates.

FORTRESS INVESTMENT TRUST II
Trustees' and Officers' Information (Unaudited)

                                                                                                                         No. of
Name (age)                                                                                                           Portfolios for
Position (held since)                                                                                                which Trustee
Address (see Footnote 3)      Principal Occupation During Past 5 yrs                  Other Directorships                Serves
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (1)

SETH ALEXANDER (30)           -- DIRECTOR OF YALE UNIVERSITY'S INVESTMENT      --                                           1
                                 OFFICE (1995 - PRESENT)
TRUSTEE (FEBRUARY 2003)
------------------------------------------------------------------------------------------------------------------------------------
MARK A. BARNARD (55)          -- MANAGING DIRECTOR OF PRIVATE INVESTMENTS AT   -- MONTGOMERY COUNTY PUBLIC EMPLOYEES        2
                                 HOWARD HUGHES MEDICAL INSTITUTE (1995 -          RETIREMENT SYSTEM
TRUSTEE (FEBRUARY 2003)          PRESENT)
------------------------------------------------------------------------------------------------------------------------------------
JOHN C. DETERDING (72)        -- INVESTMENT CONSULTANT AT DETERDING            -- US RESTAURANT PROPERTIES                  2
                                 ASSOCIATES (JUNE 1993 - PRESENT)
TRUSTEE (DECEMBER 2002)
------------------------------------------------------------------------------------------------------------------------------------
BARDEN GALE (54)              -- MANAGING DIRECTOR AND CO-CHIEF INVESTMENT     -- EXECUTIVE BOARD MEMBER OF ABP             1
                                 OFFICER OF GLOBAL REAL ESTATE, ABP               INVESTMENTS US
TRUSTEE (FEBRUARY 2003)          INVESTMENTS US (SINCE OCTOBER 1998)           -- MEMBER OF THE BOARD OF DIRECTORS OF
                                                                                  AFIRE

                                                                               -- CO-CHAIR OF THE INVESTMENT COUNSEL OF
                                                                                  NAREIT
------------------------------------------------------------------------------------------------------------------------------------
ROBERT H. GIDEL (52)          -- MANAGING PARTNER OF LIBERTY PARTNERS, LP      -- AMERICAN INDUSTRIAL PROPERTIES            3
                                 (1997 - PRESENT)
MEMBER OF THE (DECEMBER 2002)                                                  -- DEVELOPERS DIVERSIFIED REALTY
                              -- CHIEF EXECUTIVE OFFICER OF MERIDIAN POINT
                                 REALTY TRUST VIII CO. (APRIL 1997 -           -- US RESTAURANT PROPERTIES
                                 JUNE 1998)
------------------------------------------------------------------------------------------------------------------------------------
DENNIS PORTERFIELD (67)       -- EXECUTIVE VICE PRESIDENT AND SENIOR           -- HACKENSACK UNIVERSITY MEDICAL CENTER      2
                                 INVESTMENT OFFICER OF SUMMIT BANCORP.
TRUSTEE (JULY 2002)              (JULY 1994 - JULY 1999)

JOHN C. SITES, JR. (51)       -- GENERAL PARTNER OF DAYSTAR SPECIAL            -- COVENANT HOUSE                            2
                                 SITUATIONS FUND, L.P. AND ROCK CREEK
TRUSTEE (DECEMBER 2002)          PARTNERS II, LTD. (NOVEMBER 1995-PRESENT)     -- CRISIS MAGAZINE

                              -- SENIOR MANAGING DIRECTOR, EXECUTIVE VICE      -- THE WALKER COMPANIES
                                 PRESIDENT AND BOARD MEMBER OF BEAR STEARNS
                                 & COMPANY (1981-JUNE 1995)
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES (1)
------------------------------------------------------------------------------------------------------------------------------------
MIKE DIRE (41)                -- DIRECTOR OF REAL ESTATE INVESTMENTS AT        -- DERMONDY/CALSTRS LLC                      1
                                 CALIFORNIA STATE TEACHERS RETIREMENT SYSTEM
TRUSTEE (FEBRUARY 2003)          (JULY 2000 - PRESENT)

                              -- REAL ESTATE INVESTMENT SPECIALIST AT          -- FAIRFIELD/CALSTRS LLC
                                 CALIFORNIA PUBLIC EMPLOYEES' RETIREMENT
                                 SYSTEM (MAY 1998 - JUNE 2000)
------------------------------------------------------------------------------------------------------------------------------------
WESLEY R. EDENS (42)          -- CHIEF EXECUTIVE OFFICER OF FORTRESS           -- ALTERRA HEALTHCARE CORP.                  4
                                 INVESTMENT GROUP LLC (MAY 1998 TO PRESENT)
                                                                               -- BROOKDALE LIVING COMMUNITIES INC.
CHAIRMAN OF THE BOARD OF
TRUSTEES (JULY 2002)          -- MANAGING DIRECTOR OF UBS SECURITIES LLC       -- EUROCASTLE INVESTMENT LIMITED
                                 (MAY 1997 - MAY 1998)
                                                                               -- GLOBAL SIGNAL INC.

                                                                               -- GREEN TREE INC.

                                                                               -- INTALFONDIARIO S.P.A.

                                                                               -- MAPELEY LTD.

                                                                               -- NEWCASTLE INVESTMENT CORP.
------------------------------------------------------------------------------------------------------------------------------------
CARMEN J. GIGLIOTTI, CFA,     -- MANAGING DIRECTOR OF PRIVATE MARKETS AT       -- ABRY BROADCAST PARTNERS II, III, AND IV   2
CPA (48)                         DUPONT CAPITAL MANAGEMENT (1992 - PRESENT)
                                                                               -- SOROS REAL ESTATE INVESTORS
TRUSTEE (DECEMBER 2002)
------------------------------------------------------------------------------------------------------------------------------------
STEVE GRUBER (42)             -- SENIOR REAL ESTATE INVESTMENT OFFICER OF      --                                           1
                                 OREGON STATE TREASURY (1998 - PRESENT)
TRUSTEE  (FEBRUARY 2003)
------------------------------------------------------------------------------------------------------------------------------------
GARY R. HOLT (42)             -- INVESTMENT OFFICER AND PORTFOLIO MANAGER      --                                           2
                                 FOR WASHINGTON STATE INVESTMENT BOARD
TRUSTEE (FEBRUARY 2003)          (2000 - PRESENT)

                              -- MONEY MANAGER, FRANK RUSSELL COMPANY (1995
                                 - 2000)

OFFICERS (2)

WESLEY R. EDENS (42)          -- CHIEF EXECUTIVE OFFICER OF FORTRESS           -- OFFICER OF 3 OTHER INVESTMENT COMPANIES   --
                                 INVESTMENT GROUP LLC (MAY 1998 TO PRESENT)       ADVISED BY THE ADVISOR.
CHIEF EXECUTIVE OFFICER
(JULY 2002)
------------------------------------------------------------------------------------------------------------------------------------
RANDAL A. NARDONE (48)        -- VICE PRESIDENT, CHIEF OPERATING OFFICER AND   -- OFFICER OF 3 OTHER INVESTMENT COMPANIES   --
                                 SECRETARY OF FORTRESS INVESTMENT GROUP LLC       ADVISED BY THE ADVISOR
VICE PRESIDENT, CHIEF            (MAY 1998 TO PRESENT)
OPERATING OFFICER AND
SECRETARY (JULY 2002)
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY R. ROSENTHAL (53)     -- CHIEF FINANCIAL OFFICER AND TREASURER OF      -- OFFICER OF 3 OTHER INVESTMENT COMPANIES   --
                                 FIG ADVISORS LLC (JULY 2002 TO PRESENT)          ADVISED BY THE ADVISOR

CHIEF FINANCIAL OFFICER AND   -- EXECUTIVE VICE PRESIDENT AND CHIEF
TREASURER (JULY 2002)            OPERATING OFFICER OF STARWOOD CAPITAL GROUP
                                 (APRIL 1997 TO JUNE 2002)
------------------------------------------------------------------------------------------------------------------------------------
ROBERT I. KAUFFMAN (40)       -- PRESIDENT OF FORTRESS INVESTMENT GROUP LLC    -- OFFICER OF 3 OTHER INVESTMENT COMPANIES   --
                                 (MAY 1998 TO PRESENT)                            ADVISED BY THE ADVISOR
PRESIDENT (JULY 2002)
------------------------------------------------------------------------------------------------------------------------------------
LILLY H. DONOHUE (32)         -- VICE PRESIDENT AND ASSISTANT SECRETARY OF     -- OFFICER OF 3 OTHER INVESTMENT COMPANIES   --
                                 FORTRESS INVESTMENT GROUP LLC (MAY 1998 TO       ADVISED BY THE ADVISOR
VICE PRESIDENT AND ASSISTANT     PRESENT)
SECRETARY (JULY 2002)

(1) Each Trustee serves an indefinite term until his or her resignation, death or removal.

(2) Officers are elected to annual terms by the Trustees; the date of the last election was February 24, 2004.

(3) The address for each Trustee and Officer is c/o Fortress, 1251 Avenue of the Americas, 16th Floor, New York, NY 10020.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the "Code of Ethics") that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b) Not applicable.

(c) During the period covered by the report, there have not been any amendments to the provisions of the Code of Ethics.

(d) During the period covered by the report, the Registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(e) Not applicable.

(f)  A copy of the Code of Ethics is filed as Exhibit A to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Mr. Dennis Porterfield is an audit committee financial expert and is "independent" pursuant to the general instructions of Form N-CSR Item 3. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of
Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Managers in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $136,800 for fiscal year 2002 and $274,500 for fiscal year 2003.

(b) Audit-Related Fees. Not applicable.

(c) Tax Fees. The aggregate fees for tax services billed by the Registrant's principal accountant for each of the past two fiscal years were: $3,400 for fiscal year 2002 and $37,545 for fiscal year 2003.

(d) All Other Fees. The aggregate fees for all other services billed by the Registrant's principal accountants for each of the past two years were: $- for fiscal year 2002 and $1,309,564 for fiscal year 2003.

(e)(1) Audit Committee's Pre-Approval Policies and Procedures, pursuant to Item 4 of Form N-CSR:

The Audit Committee pre-approves all audit, review and attest engagements required under the securities laws and regulations provided by Ernst & Young, the Registrant's independent auditors. The Audit Committee also approves all non-audit services, including tax services, provided to the Registrant by Ernst & Young and verifies, at the time of pre-approval, that such pre-approved non-audit services would not be prohibited services under securities regulations. The Audit Committee pre-approves all non-audit services provided to the Registrant's investment adviser and to affiliates of the investment advisor that provide ongoing services to the Registrant, but only if the non-audit services have a direct impact on the operations or financial reporting of the Registrant.

(e)(2) All of the services described in each of paragraphs (b) through (d) of
Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) There were no non-audit fees billed by the Registrant's accountant for services rendered to the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that directly impacted the Trust for fiscal year 2002 and for fiscal year 2003.

(h) The Registrant's audit committee of the board of trustees has not considered whether the provision of non-audit services to the Registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence because no such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, FIG Advisors, LLC. The Proxy Voting Policies and Procedures of the Advisor (the "Proxy Voting Policies") are as follows:

                          FORTRESS INVESTMENT GROUP LLC
                       PROXY VOTING POLICY AND PROCEDURES

This policy has been adopted by Fortress Investment Group LLC to facilitate the voting of proxies relating to portfolio securities of clients with respect to which Fortress Investment Group

LLC or any of its affiliates that are subject to the Investment Advisers Act of 1940, as amended (collectively "Fortress"). In connection with these investment advisory services, Fortress exercises voting responsibilities for its clients through its corporate proxy voting process.

Each of Fortress Registered Investment Trust, Fortress Investment Trust II LLC, Fortress Brookdale Investment Fund LLC and Fortress Pinnacle Investment Fund LLC have delegated to Fortress the authority to vote proxies relating to its portfolio securities in accordance with this policy.

This policy is intended by Fortress (i) to constitute "written policies and procedures" as described in Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended and (ii) to constitute proxy voting policies and procedures referred to in Item 18 of Form N-2 adopted under the Investment Company Act of 1940, as amended.

                                      INDEX

                                                                                                  PAGE
                                                                                                  ----
Definitions.........................................................................................3

Objective...........................................................................................4

Resolutions of Conflicts of Interest................................................................4

Proxy Voting Coordinator............................................................................5

Assembling Voting Information.......................................................................6

Portfolio Managers..................................................................................6

Accumulating Voting Results.........................................................................6

Communicating Votes.................................................................................7

Record of Voting Delegation.........................................................................7

Annual review of Policy Function....................................................................7

Disclosure and Comments on Voting...................................................................8

Joining Insurgent or Voting Committees..............................................................8

Social Issues.......................................................................................8

Recordkeeping ......................................................................................8

DEFINITIONS

"Client" means any person with whom Fortress has a contract to perform discretionary investment management services and for whom Fortress is authorized by the contract or required by applicable law to vote or consider voting securities held in the Client's account.

"Compliance Officer" means the Director of Compliance, Fortress Investment Group LLC.

"Conflict of Interest" means, as to any Client, any conflict between a pecuniary interest of Fortress or any of its affiliates (other than such Client, if deemed an affiliate) and the duties of Fortress to the Client.

"Fortress" means Fortress Investment Group LLC and each of its affiliates that is subject to registration under the Investment Advisers Act of 1940, as amended, or is otherwise subject to the rules and regulations thereunder generally, including, specifically, Rule 206(4)-6.

"Proxy Voting Coordinator" means the individual appointed from time to time by the Investment Committee to perform the proxy voting coordination functions described in this policy.

"Social Issues" means any issue presented for a vote of holders of any security which is held in an account on behalf of a Client which may reasonably be interpreted as (i) unrelated in any substantial respect to the voting objective of this policy and (ii) intended to promote directly or indirectly the interests of persons who are not holders of the relevant security.

"Investment Committee" means the Investment Committee of Fortress Investment Group LLC or such committee to which it shall have delegated the functions of the Investment Committee hereunder.

"Voting Results" means the specific information described under the caption "Accumulating Voting Results."

OBJECTIVES

This policy defines procedures for voting securities held on behalf of each Client in respect of which Fortress has the discretionary authority to vote, to ensure that such securities are voted for the benefit of and in the best interest of the Client. The objective of voting a security in each case under this policy is to seek to enhance the value of the investment which the security represents or to reduce the potential for a decline in the value of the investment which the security represents. With respect to Fortress's private equity fund Clients, each vote (including, without limitation, each vote relating to corporate governance matters) will be considered in light of such Clients' possible strategic objective of seeking to influence the management of or control of a company; to the extent that a particular vote has strategic importance in connection with achieving such objective, Fortress will vote the applicable security taking this additional objective into account.

This policy does not prescribe voting requirements or specific voting consideration. Instead, this policy provides procedures for (i) assembling voting information and applying the informed expertise and judgment of Fortress's personnel on a timely basis in pursuit of the above stated voting objectives and (ii) addressing conflicts of interest.

A further element of this policy is that while voting on all issues presented should be considered, voting on all issues is not required. Some issues presented for a vote of security holders are not relevant to this policy's voting objective, or it is not reasonably possible to ascertain what effect, if any, a vote on a given issue may have on the value of an investment. Accordingly, Fortress may abstain from voting or decline a vote in those cases where, in Fortress's judgments (i) there is no relationship between the issue and the enhancement or preservation of an investment's value or (ii) the achievement of the Client's investment objectives are not reasonably likely to be a function of the outcome of decisions or issues presented by the vote.

It is also important to the pursuit of this policy's voting objectives that Fortress be able to substitute its judgment in any specific situation for a presumption in this policy where strict adherence to the presumption could reasonably be expected by Fortress, based upon the information then available, to be inconsistent with the objectives of this policy, as set forth above. Accordingly, Fortress understands that it may substitute its judgment in a specific voting situation described in the preceding sentence, except where explicitly prohibited by a Client or this policy.

Resolutions of Conflicts of Interest

It is unlikely that conflicts of interest will arise in the context of Fortress's proxy voting, because Fortress does not engage in investment banking, the advising of public companies or, except in cases where it exercises control, the managing of public companies. In addition, insofar as Fortress refers discretionary votes to its portfolio managers, Fortress's Compliance Department monitors all relationships between portfolio managers and their immediate families, on the one hand, and issuers soliciting proxies from Fortress's Clients, on the other hand. If a portfolio manager conflict is identified with respect to a given proxy vote, the Investment Committee will remove such vote from the conflicted portfolio manager and will instead consider and cast the vote.

CERTAIN ADVISORY OR OTHER AGREEMENTS BETWEEN FORTRESS AND SPECIFIC CLIENTS SET FORTH PROCEDURES WHICH MUST BE FOLLOWED FOR IDENTIFIED RELATED PARTY OR CONFLICT OF INTEREST TRANSACTIONS. IN THESE CIRCUMSTANCES, VOTES WHICH PRESENT CONFLICTS OF INTEREST TO WHICH SUCH PROCEDURES APPLY WILL BE RESOLVED BY RECOURSE TO THE PROCEDURES MANDATED BY SUCH

AGREEMENTS; IN MANY OF THESE CASES, SUCH PROCEDURES MANDATE REFERRING THE MATTER TO THE CLIENT'S ADVISORY BOARD, BOARD OF DIRECTORS OR BOARD OF TRUSTEES, AS THE CASE MAY BE, AND FORTRESS INTENDS TO USE ITS REASONABLE BEST EFFORTS TO ENSURE THAT RECOURSE TO SUCH BODIES IS EFFECTED IN A TIMELY MANNER WHERE FAILURE TO DO SO MIGHT REASONABLY BE EXPECTED TO HAVE AN ADVERSE EFFECT ON THE VALUE OF THE INVESTMENT REPRESENTED BY THE APPLICABLE SECURITY.

In the event that a potential material conflict of interest does arise and is not addressed by the foregoing procedures, the primary means by which Fortress avoids a material conflict of interest in the voting of proxies for its clients is by casting such votes solely in the interests of its clients and in the interests of maximizing the value of their portfolio holdings.

Proxy Voting Coordinator

The Investment Committee shall appoint a Proxy Voting Coordinator. The Proxy Voting Coordinator shall discharge the following function in effectuating this policy:

      (i) Collecting and assembling proxy statement and other communication pertaining to proxy voting, together with proxies or other means of voting or giving voting instructions, and providing those materials to the appropriate portfolio managers to permit timely voting of proxies;

      (ii) Collecting recommendations, analysis, commentary and other information respecting subjects of proxy votes, from service providers engaged by Fortress and other services specified by portfolio mangers, and providing this information to the appropriate portfolio managers to permit evaluation of proxy voting issues;

      (iii) Providing to appropriate portfolio managers any specific voting instructions from Clients that are entitled to provide such instructions under the applicable investment advisory agreement;

      (iv) Collecting proxy votes or instructions from portfolio managers, and transmitting the votes or instructions to the appropriate custodians, brokers, nominees or other persons (which may include proxy voting services or agents engaged by Fortress);

      (v) Accumulating Voting Results as set forth in this policy and transmitting that information to the Compliance Officer in a timely manner; and

      (vi) Participating in the annual review of the policy function as set forth in this policy.

THE PROXY VOTING COORDINATOR MAY, WITH THE INVESTMENT COMMITTEE'S APPROVAL, DELEGATE ANY PORTION OR ALL OF ANY ONE OR MORE OF THESE FUNCTIONS TO ONE OR MORE OTHER INDIVIDUALS EMPLOYED BY FORTRESS. ANY PORTION OR ALL OF ANY ONE OR MORE OF THESE FUNCTIONS MAY BE PERFORMED BY SERVICE PROVIDERS ENGAGED BY FORTRESS.

Assembling Voting Information

The Proxy Voting Coordinator shall obtain proxy statements and other communications pertaining to proxy voting, together with proxies or other means of voting or giving voting instructions to custodians, brokers, nominees, tabulators or others in a manner to permit voting on relevant issues in a timely manner. Fortress may engage service provides and other third parties to assemble this information, digest, abstract the information where necessary or desirable, and deliver it to the individuals assigned by Fortress to evaluate proxy voting issues.

Portfolio Managers

The portfolio manager responsible for a particular Client (i.e., the particular Fortress entity providing investment advisory services to such Client and the senior personnel responsible for such entity's investment decisions) is responsible for the timely voting (or determining not to vote in the appropriate cases) of proxies relating to the securities held on behalf of such Client in accordance with this policy. The portfolio manager may, to the extent not prohibited by agreement(s) setting forth its contractual obligations to such Client, and consistent with its fiduciary duties, delegate voting responsibilities to one or more other portfolio managers or other individuals. Portfolio managers are authorized to consider voting recommendations and other information and analysis provided by service providers (including proxy voting services) engaged by Fortress.

Accumulating Voting Results

The Proxy Voting Coordinator is responsible for reporting the following information respecting the voting of each proxy to the Compliance Officer, as to each matter relating to a portfolio security held for a Client, considered at a shareholder meeting, and with respect to which the Client was entitled to vote:

      (i)    The name of the issuer of the portfolio security;

      (ii)   The exchange ticker symbol of the portfolio security;

      (iii)  The CUSIP number for the portfolio security;

      (iv)   The shareholder meeting date;

      (v)    A brief identification of the matter voted on;

      (vi)   Whether a vote was cast on the matter;

      (vii) How the vote was cast on the matter (e.g., for or against the proposal, or abstain, etc.);

      (viii) Whether a vote was cast for or against management.

The foregoing information must be delivered to the Compliance Officer no later than July 31, for each 12 month period ending on the preceding June 30. Fortress may use third party service providers to record, accumulate and deliver the foregoing information to the Compliance Officer. The Proxy Voting Coordinator may, with the Investment Committee's approval, delegate any portion or all of this function to one or more other individuals employed by Fortress.

Communicating Votes

The Proxy Voting Coordinator shall communicate decisions on proxy votes to the custodian or to other persons who transmit or record votes on portfolio securities held by or for each Client in a timely manner. The Coordinator may, with the Investment Committee's approval, delegate any portion or all of this function to one or more individuals employed by Fortress. Fortress may engage one or more service providers to facilitate timely communication of proxy votes. Fortress is not responsible for voting proxies that are not forwarded on a timely basis. Fortress does not control the setting of record dates, shareholder meeting dates or the timing of distribution of proxy materials and ballots relating to shareholder votes as a general matter.

Record of Voting Delegation

The Compliance Officer shall maintain a list of all Clients with a specification as to each Client whether or not Fortress is authorized to vote proxies respecting the Client's portfolio securities.

Annual Review of Policy Function

The Compliance Officer shall conduct a periodic review, no less often than annually, which shall comprise the following elements:

      (i) Review a sample of the record of voting delegation maintained by the Compliance Officer against Voting Results to determine if Fortress is exercising its authority to vote proxies on portfolio securities held on behalf of the selected Clients;

      (ii) Request and review voting data to determine if timely communication of proxy votes is reasonably accomplished during the relevant period;

      (iii) Meet with the Proxy Voting Coordinator to review the voting of proxies, communication of proxy votes, accumulation of Voting Results and the general functioning of this policy; and

      (iv) Prepare a written report to the Investment Committee respecting the foregoing items.

Disclosure and Comments on Voting

Fortress will provide a copy of these policies and procedures to Clients upon request. Clients may also obtain information on how portfolio securities held on their behalf were voted by written request and addressed to Fortress "Proxy Voting Coordinator". It is the policy of Fortress not to comment on specific proxy votes with respect to securities held for a Client in response to inquiries from persons who are not specifically or authorized representative of such Client. The Investment Committee may authorize comments in specific cases, in its discretion.

Joining Insurgent or Voting Committees

It is the policy of Fortress, for itself and its Clients, not to join any insurgent or voting committee or similar group unless doing so is consistent with the Client's investment objective. The Investment Committee may, in other circumstances, approve participation in any such committee or group in its discretion, and shall advise the authorized representative of the Client of any such action.

Social Issues

It is the presumption of this policy that proxies shall not be voted on Social Issues, unless the advisory agreement with the Client provides otherwise. The Investment Committee may approve voting of any security held on behalf of a Client on any Social Issue.

Recordkeeping

The Compliance Officer shall maintain the following records:

      (i)   Copies of this policy as from time to time revised or supplemented;

      (ii) A copy of each proxy statement that Fortress receives regarding Client securities;

      (iii) Voting Results for each Client;

      (iv) A copy of any document created by Fortress that was material to making a decision on how to vote proxies on behalf of a Client;

      (v) A copy of each written Clients request for information on how Fortress voted proxies on behalf of the Client and Fortress's response thereto;

      (vi)  Communications to Client respecting Conflicts of Interest; and

      (vii) All written reports arising from annual reviews of policy function.

The Compliance Officer shall maintain and preserve in his office the foregoing records for a period of not less than five years from the end of Fortress' fiscal year during which the last entry was made on the record the first two years in an appropriate office of Fortress. The Compliance Officer may use the Securities and Exchange Commission's EDGAR database for the items referred to in item (ii) above, and the Investment Committee may authorize the Compliance Officer to engage one or more service providers to perform any portion of this recordkeeping function provided (1) the function is performed in compliance with applicable governmental regulations and (2) each service provider provides a written undertaking to furnish the records to Fortress promptly upon request.

As adopted, November 12, 2003

ITEM 8. [RESERVED.]

ITEM 9. CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

ITEM 10. EXHIBITS.

(a)(1) Code of Ethics.

(a)(2) Certification of Chief Executive Officer and Chief Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of Chief Executive Officer and Chief Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Investment Trust II

By: /s/ Jeffrey R. Rosenthal
    ----------------------------
Name:  Jeffrey Rosenthal
Title: Chief Financial Officer
Date:  March 11, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Wesley R. Edens
    ---------------------------
Name:  Wesley R. Edens
Title: Chief Executive Officer
Date:  March 11, 2004

By: /s/ Jeffrey R. Rosenthal
    ----------------------------
Name:  Jeffrey Rosenthal
Title: Chief Financial Officer
Date:  March 11, 2004